Quarterly Holdings Report
for
Fidelity Advisor® Real Estate Fund
April 30, 2022
ARE-NPRT3-0622
1.800329.118
Common Stocks - 99.6%
	Shares	Value ($)
Commercial Services & Supplies - 0.5%
REITs - Diversified - 0.5%
CoreCivic, Inc. (a)	190,400	2,366,672
Equity Real Estate Investment Trusts (REITs) - 90.3%
REITs - Apartments - 11.8%
Essex Property Trust, Inc.	65,847	21,681,442
Invitation Homes, Inc.	320,200	12,750,364
Mid-America Apartment Communities, Inc.	98,800	19,431,984
		53,863,790
REITs - Diversified - 21.5%
Crown Castle International Corp.	194,900	36,097,429
Digitalbridge Group, Inc. (a)	652,900	4,544,184
Equinix, Inc.	40,100	28,835,108
Lamar Advertising Co. Class A	67,400	7,441,634
VICI Properties, Inc.	475,900	14,186,579
Washington REIT (SBI)	288,300	6,945,147
		98,050,081
REITs - Health Care - 7.7%
Ventas, Inc.	411,405	22,853,548
Welltower, Inc.	132,600	12,041,406
		34,894,954
REITs - Hotels - 4.0%
RLJ Lodging Trust	1,141,226	15,999,989
Ryman Hospitality Properties, Inc. (a)	21,300	1,991,124
		17,991,113
REITs - Management/Investment - 8.5%
American Tower Corp.	160,400	38,659,608
REITs - Manufactured Homes - 3.5%
Equity Lifestyle Properties, Inc.	207,406	16,028,336
REITs - Office Property - 3.7%
Alexandria Real Estate Equities, Inc.	59,100	10,765,656
Douglas Emmett, Inc.	198,200	5,838,972
		16,604,628
REITs - Shopping Centers - 3.8%
Phillips Edison & Co., Inc.	98,100	3,321,666
SITE Centers Corp.	635,700	10,107,630
Urban Edge Properties	209,400	3,913,686
		17,342,982
REITs - Single Tenant - 4.0%
Four Corners Property Trust, Inc.	459,500	12,617,870
Spirit Realty Capital, Inc.	132,400	5,752,780
		18,370,650
REITs - Storage - 7.2%
CubeSmart	670,000	31,831,700
Public Storage	2,200	817,300
		32,649,000
REITs - Warehouse/Industrial - 14.6%
Americold Realty Trust	106,200	2,801,556
EastGroup Properties, Inc.	47,200	8,850,000
Prologis (REIT), Inc.	312,754	50,131,337
Terreno Realty Corp.	64,900	4,721,475
		66,504,368
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		410,959,510
Hotels, Restaurants & Leisure - 0.7%
Casinos & Gaming - 0.7%
Caesars Entertainment, Inc. (a)	47,890	3,174,149
IT Services - 1.2%
Internet Services & Infrastructure - 1.2%
Cyxtera Technologies, Inc. (b)	180,025	2,165,701
Cyxtera Technologies, Inc. Class A (a)	282,500	3,398,475
		5,564,176
Real Estate Management & Development - 6.9%
Real Estate Operating Companies - 1.6%
WeWork, Inc. (a)(c)	1,050,200	7,361,902
Real Estate Services - 5.3%
CBRE Group, Inc.	142,100	11,799,984
Jones Lang LaSalle, Inc. (a)	55,500	12,139,515
		23,939,499
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		31,301,401
TOTAL COMMON STOCKS (Cost $328,005,983)		453,365,908

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (d)	3,766,787	3,767,540
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	5,598,940	5,599,500
TOTAL MONEY MARKET FUNDS (Cost $9,367,040)		9,367,040

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $337,373,023)	462,732,948
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(7,672,209)
NET ASSETS - 100.0%	455,060,739

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,165,701 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cyxtera Technologies, Inc.	2/21/21	1,800,250

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	-	85,698,711	81,931,171	2,754	-	-	3,767,540	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	1,593,150	30,119,391	26,113,041	21,942	-	-	5,599,500	0.0%
Total	1,593,150	115,818,102	108,044,212	24,696	-	-	9,367,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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